Stock-Based Compensation and Benefit Plans - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Beginning Balance	290,380	318,261	249,951	180,346		55,210
Number of Options, Granted	49,005	6,668	99,605	115,150		133,628
Number of Options, Exercised
Number of Options, Forfeited or Expired	(5,212)	(34,549)	(31,295)	(45,545)		(8,492)
Number of Options, Ending Balance	334,173	290,380	318,261	249,951		180,346
Number of Options, Exercisable	218,277			175,625
Weighted Avg-Exercise Price, Beginning Balance	$ 16.08	$ 16.35	$ 19.80	$ 30.15	[1]	$ 52.35	[1]
Weighted Avg-Exercise Price, Granted	7.28	6.78	6.07	13.80		22.50
Weighted Avg-Exercise Price, Exercised
Weighted Avg-Exercise Price, Forfeited or Expired	13.12	16.18	12.15	26.40		55.35
Weighted Avg-Exercise Price, Ending Balance	14.84	$ 16.08	$ 16.35	19.80		$ 30.15	[1]
Weighted Average Price, Exercisable	$ 18.22			$ 22.20
Weighted Remaining Contractual Life (Years), Beginning Balance	3 years 9 months 26 days	3 years 8 months 12 days	3 years 11 months 12 days	3 years 11 months 12 days		4 years 18 days
Weighted Remaining Contractual Life (Years), Ending Balance	3 years 9 months 7 days	3 years 9 months 26 days	3 years 8 months 12 days			3 years 8 months 19 days
Weighted Remaining Contractual Life (Years), Exercisable, Balance	3 years 5 months 19 days
Intrinsic Value, Balance beginning	$ 83	$ 122				$ 61,875
Intrinsic Value, Balance ending	210	$ 83	$ 122
Intrinsic Value, Exercisable, Balance	$ 71

[1]	Reflects the February 2014 and December 2014 exercise price adjustment.